                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A
                                                               File No. 2-87910
                                                               File No. 811-3910


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.
                                 ------
     Post-Effective Amendment No.  30
                                 ------
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 30
                  ----

                          VOYAGEUR TAX FREE FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 1818 Market Street, Philadelphia, Pennsylvania        19103
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              April 30, 1998
                                                                  --------------

It is proposed that this filing will become effective:

        _____  immediately upon filing pursuant to paragraph (b)
        __X__  on April 30, 1998 pursuant to paragraph (b)
        _____  60 days after filing pursuant to paragraph (a)(1)
        _____  on (date) pursuant to paragraph (a)(1)
        _____  75 days after filing pursuant to paragraph (a)(2)
        _____  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
        _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendement

                      Title of Securities Being Registered
                      ------------------------------------
        Tax-Free Minnesota Fund A Class, Tax-Free Minnesota Fund B Class,
      Tax-Free Minnesota Fund C Class, Tax-Free North Dakota Fund A Class,
     Tax-Free North Dakota Fund B Class, Tax-Free North Dakota Fund C Class

                             --- C O N T E N T S ---



     This Post-Effective Amendment No. 30 to Registration File No. 2-87910 includes the following:


               1.      Facing Page

               2.      Contents Page

               3.      Cross-Reference Sheets(1)

               4.      Part A - Prospectus(2)

               5.      Part B - Statement of Additional Information(2)

               6.      Part C - Other Information(2)(3)

               7.      Signatures

(1) This Post-Effective Amendment relates to the Registrant's two series of shares and their classes: Tax-Free Minnesota Fund - Tax-Free Minnesota Fund A Class, Tax-Free Minnesota Fund B Class, Tax-Free Minnesota Fund C Class; and Tax-Free North Dakota Fund - Tax-Free North Dakota Fund A Class, Tax-Free North Dakota Fund B Class and Tax-Free North Dakota Fund C Class. Shares of each Series are described in a common Prospectus, Statement of Additional Information and Part C.

(2) The Registrant's Prospectus and Statement of Additional Information, each dated March 31, 1998, are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 19 to the Registration Statement of Voyageur Mutual Funds, Inc. filed April 29, 1998.

(3) Items 28 and 29 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 19 to the Registration Statement of Voyageur Mutual Funds, Inc. filed April 29, 1998.

                              CROSS-REFERENCE SHEET

                                     PART A

Item No.        Description                        Location in Prospectus*
--------        -----------                        -----------------------

1       Cover Page...........................            Cover Page

2       Synopsis.............................        Synopsis; Summary
                                                         of Expenses

3       Condensed Financial Information......             Financial
                                                         Highlights

4       General Description of Registrant....     Investment Objectives and
                                                 Policies; Classes of Shares

5       Management of the Fund...............      Management of the Funds

6       Capital Stock and Other Securities...           The Delaware
                                                  Difference; Dividends and
                                                Distributions; Taxes; Classes
                                                          of Shares

7       Purchase of Securities Being Offered.      Cover Page; How to Buy
                                                   Shares; Calaculation of
                                                Offering Price and Net Asset
                                                 Value Per Share; Management
                                                        of the Funds

8       Redemption or Repurchase.............        How to Buy Shares;
                                                   Redemption and Exchange

9       Legal Proceedings....................               None

* The Prospectus is included in and hereby incorporated by reference to Post-Effective Amendment No. 19 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET

                                     PART B

Item No.        Description                       Location in Statement of
                                                   Additional Information*
--------        -----------                        ------------------------

10      Cover Page.............................          Cover Page

11      Table of Contents......................       Table of Contents

12      General Information and History........         Inapplicable

13      Investment Objectives and Policy.......      Investment Policies
                                                       and Restrictions

14      Management of the Registrant...........     Officers and Directors

15      Control Persons and Principal Holders
          of Securities........................     Officers and Directors

16      Investment Advisory and Other Services.     Officers and Directors;
                                                     Investment Management
                                                  Agreements and Sub-Advisory
                                                Agreements; General Information;
                                                     Financial Statements

17      Brokerage Allocation................... Trading Practices and Brokerage

18      Capital Stock and Other Securities.....       Capitalization and
                                                     Noncumulative Voting
                                                  (under General Information)

19      Purchase, Redemption and Pricing of
        Securities Being Offered...............       Purchasing Shares;
                                                  Determining Offering Price
                                                      and Net Asset Value;
                                                  Redemption and Repurchase;
                                                       Exchange Privilege

20      Tax Status.............................       Distributions; Taxes

21      Underwriters...........................        Purchasing Shares

22      Calculation of Performance Data........     Performance Information

23      Financial Statements...................       Financial Statements


* The Statement of Additional Information is included in and hereby incorporated by reference to Post-Effective Amendment No. 19 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET

                                     PART C

Item No.    Description                                       Location in Part C
--------    -----------                                       ------------------

24          Financial Statements and Exhibits...................   Item 24

25          Persons Controlled by or under Common Control
            with Registrant.....................................   Item 25

26          Number of Holders of Securities.....................   Item 26

27          Indemnification.....................................   Item 27

28          Business and Other Connections of Investment Adviser   Item 28

29          Principal Underwriters..............................   Item 29

30          Location of Accounts and Records....................   Item 30

31          Management Services.................................   Item 31

32          Undertakings........................................   Item 32

                                     PART C

                                Other Information

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements:

      Part A  -  Financial Highlights

     *Part B  -  Statement of Net Assets
                 Statement of Operations
                 Statement of Changes in Net Assets
                 Notes to Financial Statements
                 Accountant's Report

        * The financial statements and Accountant's Report listed above relating to Voyageur Tax Free Funds, Inc. are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended December 31, 1997.

        (b)  Exhibits:

             (1)  Articles of Incorporation.

                  (a) Certificate of Amendment to the Amended and Restated Articles of Incorporation (November 22, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                  (b) Certificate of Designation (February 27, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                  (c) Articles of Correction (April 29, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

             (2) By-Laws. By-Laws, as amended (November 29, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

             (3)  Voting Trust Agreement. Inapplicable.

             (4)  Copies of All Instruments Defining the Rights of Holders.

                  (a)  Articles of Incorporation and Articles Supplementary.

                       (i) Article VI of Amended and Restated Articles of Incorporation (November 22, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                       (ii) Certificate of Designation (February 27, 1995)
                            incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

PART C - Other Information
(Continued)

                       (iii) Articles of Correction (April 29, 1994)
                             incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                  (b)  By-Laws.

                       (i) Article II incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

             (5)  Investment Management Agreement.

                  (a) Investment Management Agreement (April 30, 1997) between Voyageur Fund Managers, Inc. and the Registrant on behalf of Tax-Free Minnesota Fund and Tax-Free North Dakota Fund incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

             (6)  (a)  Distribution Agreement.

                       (i) Proposed Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                  (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November
                       1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                  (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                  (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post- Effective Amendment No. 29 filed August 28, 1997.

             (7)  Bonus, Profit Sharing, Pension Contracts.  Inapplicable.

             (8)  Custodian Agreement.

                  (a) Custodian Contract with Norwest Bank Minnesota N.A. (April 20, 1992) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

PART C - Other Information
(Continued)

            (9)   Other Material Contracts.

                  (a) Shareholder Services Agreement (1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                  (b) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 28, 1997.

                       (i) Executed Amendment No. 7 (October 14, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                       (ii) Executed Amendment No. 8 (December 18, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

           (10)   Opinion of Counsel. Attached as Exhibit.

           (11)   Consent of Auditors. Attached as Exhibit.

           (12)   Inapplicable.

           (13) Letter of Investment Intent incorporated into this filing by reference to Form N-1 filed on November 14, 1983.

           (14)   Inapplicable.

           (15)   Plans under Rule 12b-1.

                  (a) Plan under Rule 12b-1 for Class A, B and C Shares (1997) of Voyageur Tax Free Funds, Inc. on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

           (16)   Schedules of Computation for each Performance Quotation.

                  (a) Schedules of Computation of Fund performance for each Fund incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

                  (b) Schedules of Computation of Fund Performance for Tax-Free Minnesota Fund for periods not previously filed attached as Exhibit.

           (17)   Financial Data Schedules. Attached as Exhibits.

PART C - Other Information
(Continued)

          (18)  Plan under Rule 18f-3.

                   (a) Plan under Rule 18f-3 (June 19, 1997) attached as
                       Exhibit.

          (19)  Other: Directors' Power of Attorney. Attached as Exhibit.

Item 25.  Persons Controlled by or under Common Control with Registrant. None.

Item 26.  Number of Holders of Securities.

                 (1)                                           (2)

                                                        Number of
          Title of Class                                Record Holders
          --------------                                --------------
          Voyageur Tax Free Funds, Inc.
          Tax-Free Minnesota Fund's:

          Tax-Free Minnesota Fund A Shares:
          Common Stock Par Value                        9,370 Accounts
          $.01 Per Share                                as of February 28, 1998

          Tax-Free Minnesota Fund B Shares:
          Common Stock Par Value                        256 Accounts
          $.01 Per Share                                as of February 28, 1998

          Tax-Free Minnesota Fund C Shares:
          Common Stock Par Value                        154 Accounts
          $.01 Per Share                                as of February 28, 1998

          Voyageur Tax Free Funds, Inc.
          Tax-Free North Dakota Fund's:

          Tax-Free North Dakota Fund Class A Shares:
          Common Stock Par Value                        905 Accounts
          $.01 Per Share                                as of February 28, 1998

          Tax-Free North Dakota Fund Class B Shares:
          Common Stock Par Value                        45 Accounts
          $.01 Per Share                                as of February 28, 1998

          Tax-Free North Dakota Fund Class C Shares:
          Common Stock Par Value                        5 Accounts
          $.01 Per Share                                as of February 28, 1998

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 27 filed April 30, 1996.

PART C - Other Information
(Continued)

Item 28.  Business and Other Connections of Investment Adviser.

          Incorporated into this filing by reference to Post-Effective Amendment No. 19 to the Registration Statement of Voyageur Mutual Funds, Inc. filed April 29, 1998

Item 29.  Principal Underwriters.

          Incorporated into this filing by reference to Post-Effective Amendment No. 19 to the Registration Statement of Voyageur Mutual Funds, Inc. filed April 29, 1998

Item 30.  Location of Accounts and Records.

          All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31.  Management Services. None.

Item 32.  Undertakings.

          (a)   Inapplicable.

          (b)   Inapplicable.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 21st day of March, 1998.

                                              VOYAGEUR TAX FREE FUNDS, INC.

                                                  By /s/ Wayne A. Stork
                                                     ------------------
                                                         Wayne A. Stork
                                                         Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               Signature                                           Title                                   Date
----------------------------------------             ----------------------------------------        ----------------
/s/ Wayne A. Stork                                    Chairman of the Board and Director               March 21, 1998
----------------------------------------
Wayne A. Stork

/s/ David K. Downes                                   Executive Vice President/Chief Operating
----------------------------------------              Officer/Chief Financial Officer
David K. Downes                                       (Principal Financial Officer and
                                                      Principal Accounting Officer)                    March 21, 1998

/s/Walter P. Babich                    *              Director                                         March 21, 1998
----------------------------------------
Walter P. Babich

/s/Anthony D. Knerr                    *              Director                                         March 21, 1998
----------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                        *              Director                                         March 21, 1998
----------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth               *              Director                                         March 21, 1998
----------------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison                   *              Director                                         March 21, 1998
----------------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                     *              Director                                         March 21, 1998
----------------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                     *              Director                                         March 21, 1998
----------------------------------------
Charles E. Peck

                                                    *By /s/ Wayne A. Stork
                                                        -----------------
                                                            Wayne A. Stork
                                                       as Attorney-in-Fact for
                                                    each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A










             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.         Exhibit
-----------         -------

EX-99.B9BI          Executed Amendment No. 7 (October 14,1997) to Schedule A to
                    Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BII         Executed Amendment No. 8 (December 18, 1997) to Schedule A
                    to Delaware Group of Funds Fund Accounting Agreement

EX-99.B10           Opinion of Counsel

EX-99.B11           Consent of Auditors

EX-99.B16B          Schedules of Computation

EX-27               Financial Data Schedules

EX-99.B18A          Plan under Rule 18f-3 (June 19, 1997)

EX-99.B19           Directors' Power of Attorney